Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2017	2016
Foreign exchange gains	$5	$46
Gain on debt prepayment options (Note 28(b))	51	113
Gain on sale of investments	9	34
Gain (loss) on debt repurchases (Note 18(a) and Note 18(b))	(216)	49
Provision for marketable securities	—	(3)

	$(151)	$239